UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Tax-Advantaged Global Dividend Income Fund (ETG)
Semi-Annual Report
April 30, 2026

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.1293 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2026
Eaton Vance
Tax-Advantaged Global Dividend Income Fund

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Performance

Portfolio Manager(s) Derek J.V. DiGregorio and Joseph Mehlman, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/30/2004	9.79%	33.92%	10.90%	12.35%
Fund at Market Price	—	6.56	30.98	10.55	12.79

MSCI World Index	—	6.83%	29.16%	11.28%	12.65%
ICE BofA Fixed Rate Preferred Securities Index	—	0.48	7.39	1.71	3.79
Blended Index	—	5.58	24.58	9.39	10.92
% Premium/Discount to NAV[3]
As of period end	(8.04)%
Distributions [4]
Total Distributions per share for the period	$0.78
Distribution Rate at NAV	6.30%
Distribution Rate at Market Price	6.85
% Total Leverage[5]
Borrowings	16.44%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
Alphabet, Inc., Class C	5.9%
Micron Technology, Inc.	3.6
NVIDIA Corp.	3.1
Microsoft Corp.	2.9
Amazon.com, Inc.	2.7
Apple, Inc.	2.1
ASML Holding NV	1.8
Broadcom, Inc.	1.7
AstraZeneca PLC	1.5
Nestle SA	1.5
Total	26.8%
Footnotes:
[1]	Excludes cash and cash equivalents.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 104.5%
Security	Shares	Value
Aerospace & Defense — 2.1%
BAE Systems PLC	912,069	$ 25,367,873
Safran SA	44,470	14,279,875
		$ 39,647,748
Automobile Components — 0.8%
Continental AG(1)	187,967	$ 14,222,156
		$ 14,222,156
Automobiles — 2.0%
Bayerische Motoren Werke AG	159,210	$ 14,569,809
Mercedes-Benz Group AG	66,714	3,888,766
Renault SA	567,652	19,941,162
		$ 38,399,737
Banks — 11.5%
AIB Group PLC	999,457	$ 11,520,287
Banco BPM SpA	180,801	2,634,457
Banco Santander SA	1,901,175	23,198,738
Barclays PLC	3,599,776	21,159,162
BNP Paribas SA	191,741	20,136,917
BPER Banca SpA	416,914	6,154,391
Citigroup, Inc.	16,852	2,156,719
Danske Bank AS	113,831	5,851,879
DNB Bank ASA	540,346	16,363,481
Grupo Financiero Banorte SAB de CV, Class O	1,160,159	12,643,299
HDFC Bank Ltd.	1,397,060	11,426,653
Huntington Bancshares, Inc.	524,319	8,787,586
NatWest Group PLC	1,573,656	12,551,278
Nordea Bank Abp	262,082	4,928,422
Skandinaviska Enskilda Banken AB, Class A	229,736	4,546,974
Societe Generale SA	349,998	28,174,843
Svenska Handelsbanken AB, Class A	377,540	5,364,818
Swedbank AB, Class A	154,988	5,478,705
Truist Financial Corp.	247,664	12,754,696
		$ 215,833,305
Beverages — 0.4%
Diageo PLC	149,071	$ 3,014,122
Pernod Ricard SA	56,621	4,209,311
		$ 7,223,433
Security	Shares	Value
Biotechnology — 0.4%
CSL Ltd.	87,131	$ 7,864,492
		$ 7,864,492
Broadline Retail — 3.5%
Amazon.com, Inc.(1)(2)	224,834	$ 59,594,500
MercadoLibre, Inc.(1)	3,143	5,634,236
		$ 65,228,736
Building Products — 0.6%
Trane Technologies PLC	22,981	$ 11,319,062
		$ 11,319,062
Capital Markets — 1.1%
Charles Schwab Corp.	155,027	$ 14,206,675
London Stock Exchange Group PLC	50,367	6,535,454
		$ 20,742,129
Chemicals — 0.6%
Sika AG	64,151	$ 11,833,692
		$ 11,833,692
Construction & Engineering — 1.1%
Bouygues SA	241,754	$ 14,297,271
Skanska AB, Class B	219,151	5,918,680
		$ 20,215,951
Consumer Finance — 0.6%
Capital One Financial Corp.	57,391	$ 10,978,898
		$ 10,978,898
Consumer Staples Distribution & Retail — 1.1%
U.S. Foods Holding Corp.(1)(2)	212,231	$ 19,841,476
		$ 19,841,476
Electric Utilities — 3.3%
Iberdrola SA	561,000	$ 13,152,203
NextEra Energy, Inc.	260,206	25,468,963
SSE PLC	632,741	22,654,886
		$ 61,276,052
Electrical Equipment — 2.8%
AMETEK, Inc.(2)	91,243	$ 21,487,727
Schneider Electric SE	42,012	13,368,585
Signify NV(3)	768,266	17,473,426
		$ 52,329,738

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	31,480	$ 4,309,927
Keyence Corp.	45,651	20,938,558
		$ 25,248,485
Energy Equipment & Services — 0.2%
Baker Hughes Co.	60,521	$ 4,216,498
		$ 4,216,498
Entertainment — 0.9%
Walt Disney Co.(4)	167,358	$ 17,363,392
		$ 17,363,392
Financial Services — 2.3%
Global Payments, Inc.	91,737	$ 6,601,394
Visa, Inc., Class A	69,771	23,013,267
Voya Financial, Inc.(2)	170,956	14,011,554
		$ 43,626,215
Food Products — 2.2%
Nestle SA	323,733	$ 32,774,613
Orkla ASA	751,036	9,263,287
		$ 42,037,900
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	90,566	$ 8,222,487
Boston Scientific Corp.(1)	90,434	5,209,903
Coloplast AS, Class B	59,618	3,682,822
Intuitive Surgical, Inc.(1)(2)	20,486	9,374,599
Medline, Inc., Class A(1)	9,754	433,760
Straumann Holding AG	76,200	8,269,893
		$ 35,193,464
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	568,236	$ 9,188,376
		$ 9,188,376
Hotels, Restaurants & Leisure — 4.2%
Amadeus IT Group SA	95,225	$ 5,494,701
Aramark (2)(4)	458,794	20,962,298
Compass Group PLC	763,792	21,582,475
InterContinental Hotels Group PLC	102,188	14,610,951
Marriott International, Inc., Class A(2)	43,786	15,836,958
		$ 78,487,383
Security	Shares	Value
Household Products — 0.5%
Reckitt Benckiser Group PLC	139,815	$ 8,896,228
		$ 8,896,228
Insurance — 8.6%
AIA Group Ltd.	1,158,774	$ 12,721,905
Allianz SE	39,175	17,892,490
Allstate Corp.	42,681	9,272,874
American International Group, Inc.(2)	267,735	20,026,578
Assurant, Inc.	43,014	10,162,918
AXA SA	334,399	16,119,798
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,539	17,669,396
Prudential PLC	1,041,924	15,701,314
SCOR SE	404,544	15,094,664
Swiss Re AG	84,214	13,565,920
Unipol Assicurazioni SpA	230,181	6,014,308
Zurich Insurance Group AG	10,252	7,147,899
		$ 161,390,064
Interactive Media & Services — 7.0%
Alphabet, Inc., Class C(2)	343,969	$ 131,375,520
		$ 131,375,520
Life Sciences Tools & Services — 0.4%
Danaher Corp.	44,332	$ 7,933,211
		$ 7,933,211
Machinery — 2.9%
IDEX Corp.(2)	124,293	$ 27,077,230
Ingersoll Rand, Inc.	39,445	3,150,078
Parker-Hannifin Corp.	18,175	16,528,708
Volvo AB, Class B	218,263	7,607,936
		$ 54,363,952
Metals & Mining — 1.2%
Anglo American PLC	241,040	$ 11,927,846
Rio Tinto Ltd.	90,078	11,033,614
		$ 22,961,460
Multi-Utilities — 0.8%
CMS Energy Corp.	66,021	$ 5,066,451
Engie SA	282,959	9,327,045
		$ 14,393,496
Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips (4)	192,948	$ 24,268,999

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.(2)	173,705	$ 26,807,893
Occidental Petroleum Corp.(2)	252,466	15,294,390
		$ 66,371,282
Personal Care Products — 0.6%
L'Oreal Prime De Fidelite(1)	18,474	$ 7,956,547
L'Oreal SA	8,501	3,661,287
		$ 11,617,834
Pharmaceuticals — 4.9%
AstraZeneca PLC	174,990	$ 33,199,490
Eli Lilly & Co.(2)	25,610	23,935,106
Sanofi SA	242,599	22,701,553
Zoetis, Inc.(4)	109,168	12,551,045
		$ 92,387,194
Professional Services — 1.8%
Intertek Group PLC	109,052	$ 7,024,923
Recruit Holdings Co. Ltd.	270,034	12,509,316
RELX PLC	392,860	14,326,162
		$ 33,860,401
Residential REITs — 0.9%
Equity LifeStyle Properties, Inc.	88,566	$ 5,605,342
Invitation Homes, Inc.	387,989	11,162,444
		$ 16,767,786
Semiconductors & Semiconductor Equipment — 16.6%
ASML Holding NV	27,329	$ 39,505,316
Broadcom, Inc.(2)	89,344	37,294,866
Infineon Technologies AG	264,597	17,795,536
Microchip Technology, Inc.(2)	238,191	22,130,326
Micron Technology, Inc.	155,677	80,509,917
NVIDIA Corp.(2)	348,954	69,640,750
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,008	19,410,108
Tokyo Electron Ltd.	89,757	26,449,829
		$ 312,736,648
Software — 4.3%
Autodesk, Inc.(1)	36,793	$ 8,719,941
Intuit, Inc.	17,170	6,670,545
Microsoft Corp.	159,068	64,864,749
		$ 80,255,235
Security	Shares	Value
Specialty Retail — 0.6%
TJX Cos., Inc.(4)	68,652	$ 10,761,201
		$ 10,761,201
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	168,699	$ 45,776,474
		$ 45,776,474
Textiles, Apparel & Luxury Goods — 1.5%
Cie Financiere Richemont SA, Class A	66,433	$ 12,749,640
LVMH Moet Hennessy Louis Vuitton SE	29,617	15,821,673
		$ 28,571,313
Trading Companies & Distributors — 0.6%
IMCD NV(1)	98,425	$ 11,573,278
		$ 11,573,278
Total Common Stocks (identified cost $1,391,814,095)		$1,964,310,895

Corporate Bonds — 11.1%
Security	Principal Amount (000's omitted)	Value
Banks — 6.6%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(5)(6)	$2,200	$ 2,423,362
Banco de Credito e Inversiones SA, 8.75% to 5/8/29(3)(5)(6)	1,510	1,622,616
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(5)(6)	2,470	2,529,324
7.625% to 1/10/28(3)(5)(6)	1,160	1,186,596
8.375% to 10/14/30(3)(5)(6)	1,105	1,175,891
8.375% to 5/20/31(3)(5)(6)	910	963,362
Banco Santander SA, 9.625% to 5/21/33(5)(6)	5,400	6,429,002
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(6)	6,415	6,757,914
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(6)	6,780	7,193,973
Barclays PLC, 8.00% to 3/15/29(5)(6)	3,629	3,819,621
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(3)(6)	1,000	1,101,654
BNP Paribas SA:
4.625% to 2/25/31(3)(5)(6)	1,210	1,115,187
7.75% to 8/16/29(3)(5)(6)	1,710	1,798,638
8.00% to 8/22/31(3)(5)(6)	1,642	1,761,088
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(6)	4,570	4,692,097

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Citigroup, Inc.:
6.875% to 8/15/30(5)(6)	$1,175	$ 1,193,744
6.95% to 2/15/30(5)(6)	3,610	3,676,236
CoBank ACB, 7.25% to 7/1/29(5)(6)	1,760	1,783,482
Farm Credit Bank of Texas, 7.75% to 6/15/29(5)(6)	2,898	3,023,313
HSBC Holdings PLC, 4.60% to 12/17/30(5)(6)	3,700	3,452,433
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(6)	3,676	3,731,401
ING Groep NV, 7.25% to 11/16/34(5)(6)(7)	4,450	4,680,401
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(5)(6)	4,053	4,048,325
NatWest Group PLC:
4.60% to 6/28/31(5)(6)	752	691,736
8.125% to 11/10/33(5)(6)	2,730	3,015,389
Nordea Bank Abp, 6.75% to 11/10/33(3)(5)(6)	3,175	3,244,806
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(5)(6)	2,475	2,492,823
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(6)	2,375	2,342,364
7.50% to 5/2/29, 5/2/84(6)	3,470	3,607,488
Societe Generale SA:
5.375% to 11/18/30(3)(5)(6)	5,718	5,509,699
10.00% to 11/14/28(3)(5)(6)	950	1,041,305
State Street Corp., Series J, 6.70% to 9/15/29(5)(6)	2,320	2,405,740
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(5)(6)	3,660	3,706,672
Svenska Handelsbanken AB, 4.75% to 3/1/31(5)(6)(7)	1,200	1,143,419
Swedbank AB, 7.75% to 3/17/30(5)(6)(7)	4,600	4,893,043
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	7,375	7,676,011
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)	4,161	4,190,751
UBS Group AG:
4.375% to 2/10/31(3)(5)(6)	2,750	2,528,899
6.85% to 9/10/29(3)(5)(6)	1,700	1,739,520
9.25% to 11/13/33(3)(5)(6)	2,950	3,444,343
		$ 123,833,668
Capital Markets — 0.3%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(5)(6)	$5,960	$ 5,558,726
		$ 5,558,726
Security	Principal Amount (000's omitted)	Value
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(3)(5)(6)	$2,187	$ 2,267,394
		$ 2,267,394
Diversified Financial Services — 0.7%
Alpha Holding SA de CV:
9.00%, 2/10/25(3)(8)	$3,050	$ 22,873
10.00%, 12/19/22(3)(8)	443	3,319
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(5)(6)	6,489	6,431,183
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(6)	1,200	1,161,698
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(5)(6)	1,046	1,036,108
Series W, 7.50% to 2/10/29(5)(6)	2,425	2,550,875
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(6)	1,225	1,300,766
Unifin Financiera SAB de CV:
7.375%, 2/12/26(3)(8)(9)	1,325	0
7.375%, 2/12/26(3)(8)(9)	1,325	0
		$ 12,506,822
Electric Utilities — 0.8%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(6)	$1,175	$ 1,169,193
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(6)	525	525,627
Series C, 4.35% to 1/15/27(5)(6)	1,941	1,925,239
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	3,025	3,028,273
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(6)	2,325	2,374,250
Sempra, 4.125% to 1/1/27, 4/1/52(6)	4,252	4,192,972
Southern Co., Series 21-A, 3.75% to 6/15/26, 9/15/51(6)	1,455	1,449,866
Xcel Energy, Inc., 5.75% to 9/3/31, 12/3/56(6)	1,135	1,122,964
		$ 15,788,384
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(5)(6)	$1,450	$ 1,447,116
		$ 1,447,116
Food Products — 0.3%
Land O' Lakes, Inc., 8.00%(3)(5)	$5,982	$ 5,963,996
		$ 5,963,996

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$2,886	$ 2,851,635
		$ 2,851,635
Insurance — 1.1%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(6)	$1,350	$ 1,320,589
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(6)	1,047	1,017,383
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(6)	3,517	3,608,730
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(6)	4,553	4,577,040
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(6)	7,057	6,980,803
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(3)(6)	2,175	2,293,522
		$ 19,798,067
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(6)	$5,668	$ 5,989,885
TransCanada PipeLines Ltd., 6.125% to 7/17/31, 10/17/56(6)	3,425	3,440,984
		$ 9,430,869
Telecommunications — 0.5%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(6)	$4,250	$ 4,362,710
TELUS Corp., 6.375% to 3/9/31, 6/9/56(6)	4,700	4,702,298
		$ 9,065,008
Total Corporate Bonds (identified cost $206,676,653)		$ 208,511,685

Preferred Stocks — 1.0%
Security	Shares	Value
Banks — 0.2%
Citigroup, Inc., Series II, 6.25%(1)	50,000	$ 1,267,500
Citizens Financial Group, Inc., Series H, 7.375%	16,092	417,587
KeyCorp, Series H, 6.20% to 12/15/27(6)	95,062	2,394,612
		$ 4,079,699
Security	Shares	Value
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,371,724
		$ 2,371,724
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc.:
4.625%	130,175	$ 1,969,548
7.25%	79,518	1,979,203
		$ 3,948,751
Insurance — 0.3%
American National Group, Inc., 7.375%	86,700	$ 2,149,293
Aspen Insurance Holdings Ltd., 7.00%	143,000	3,533,530
		$ 5,682,823
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	112,363	$ 2,803,457
		$ 2,803,457
Total Preferred Stocks (identified cost $20,900,229)		$ 18,886,454

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(9)	$1,349,504	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(10)	35,844,056	$ 35,844,056
Total Short-Term Investments (identified cost $35,844,056)		$ 35,844,056
Total Investments — 118.5%(11) (identified cost $1,655,235,033)		$2,227,553,090
Other Assets, Less Liabilities — (18.5)%		$ (347,565,243)
Net Assets — 100.0%		$1,879,987,847

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2026 pursuant to the Liquidity Agreement (see Note 7). The aggregate market value of securities on loan at April 30, 2026 was $327,051,890.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $76,776,484 or 4.1% of the Fund's net assets.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $10,716,863 or 0.6% of the Fund's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(10)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2026.
(11)	The Fund has granted a security interest in all the Fund's investments, unless otherwise pledged, in connection with the Liquidity Agreement (see Note 7).
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	56.8%	$1,264,770,789
United Kingdom	8.4	187,291,232
France	8.1	180,246,310
Germany	3.9	86,038,153
Japan	2.9	65,897,897
Canada	2.8	61,756,081
Netherlands	2.5	55,758,995
Spain	2.3	50,698,006
Switzerland	2.1	47,713,886
Sweden	1.6	34,953,575
Hong Kong	1.3	28,423,219
Norway	1.1	25,626,768
Mexico	1.0	21,893,712
Taiwan	0.9	19,410,108
Australia	0.8	18,898,106
Italy	0.7	14,803,156
South Africa	0.5	11,927,846
Ireland	0.5	11,520,287
India	0.5	11,426,653
Denmark	0.4	9,534,701
Finland	0.4	8,173,228
Brazil	0.2	5,634,236
Bermuda	0.2	3,533,530
Chile	0.1	1,622,616
Total Investments	100.0%	$2,227,553,090

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	543	Long	6/18/26	$ 196,667,813	$ 14,338,335
E-Mini PHLX Semiconductor Sector Index	(221)	Short	6/18/26	(58,368,863)	(14,724,766)
STOXX Europe 600 Banks Index	(4,806)	Short	6/19/26	(100,740,409)	(8,662,582)
STOXX Europe 600 Insurance Index	(1,403)	Short	6/19/26	(40,638,841)	(256,159)
STOXX Europe 600 Index	(1,474)	Short	6/19/26	(52,608,073)	351,390
					$ (8,953,782)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,619,390,977) — including $327,051,890 of securities on loan	$ 2,191,709,034
Affiliated investments, at value (identified cost $35,844,056)	35,844,056
Cash	11,049
Foreign currency, at value (identified cost $4,342,573)	4,344,353
Interest and dividends receivable	8,294,504
Dividends receivable from affiliated investments	52,677
Tax reclaims receivable	14,819,668
Trustees' deferred compensation plan	282,308
Total assets	$2,255,357,649
Liabilities
Liquidity Agreement borrowings	$ 370,000,000
Payable for variation margin on open futures contracts	1,073,794
Payable to affiliates:
Investment adviser fee	1,508,444
Trustees' fees	9,042
Trustees' deferred compensation plan	282,308
Accrued foreign capital gains taxes	755,137
Accrued expenses	1,741,077
Total liabilities	$ 375,369,802
Net Assets	$1,879,987,847
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 763,219
Additional paid-in capital	1,302,124,262
Distributable earnings	577,100,366
Net Assets	$1,879,987,847
Common Shares Issued and Outstanding	76,321,908
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 24.63

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $4,587,257)	$ 39,441,105
Dividend income from affiliated investments	243,025
Interest income	5,222,329
Other income	3,000,917
Total investment income	$ 47,907,376
Expenses
Investment adviser fee	$ 9,113,110
Trustees’ fees and expenses	54,250
Custodian fee	261,162
Transfer and dividend disbursing agent fees	8,971
Legal and accounting services	153,888
Printing and postage	168,544
Interest expense and fees	8,020,724
Miscellaneous	78,260
Total expenses	$ 17,858,909
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 9,481
Total expense reductions	$ 9,481
Net expenses	$ 17,849,428
Net investment income	$ 30,057,948
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 62,029,781
Proceeds from securities litigation settlements	2,745
Futures contracts	(4,090,797)
Foreign currency transactions	112,066
Net realized gain	$ 58,053,795
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $316,147)	$ 86,864,909
Futures contracts	(8,953,782)
Foreign currency	495,808
Net change in unrealized appreciation (depreciation)	$ 78,406,935
Net realized and unrealized gain	$136,460,730
Net increase in net assets from operations	$166,518,678

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 30,057,948	$ 51,590,580
Net realized gain	58,053,795	54,216,089
Net change in unrealized appreciation (depreciation)	78,406,935	219,451,904
Net increase in net assets from operations	$ 166,518,678	$ 325,258,573
Distributions to shareholders	$ (59,210,536)	$ (118,421,073)
Net increase in net assets	$ 107,308,142	$ 206,837,500
Net Assets
At beginning of period	$ 1,772,679,705	$ 1,565,842,205
At end of period	$1,879,987,847	$1,772,679,705

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 166,518,678
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(968,654,120)
Investments sold	1,043,521,918
Increase in short-term investments, net	(24,568,824)
Net amortization/accretion of premium (discount)	1,549,020
Increase in interest and dividends receivable	(4,540,235)
Increase in dividends receivable from affiliated investments	(21,302)
Increase in tax reclaims receivable	(2,464,626)
Decrease in Trustees’ deferred compensation plan	9,972
Increase in payable for variation margin on open futures contracts	1,073,794
Decrease in payable to affiliates for investment adviser fee	(5,410)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(9,972)
Decrease in accrued expenses	(186,484)
Net change in unrealized (appreciation) depreciation from investments	(86,864,909)
Net realized gain from investments	(62,029,781)
Net cash provided by operating activities	$ 63,327,719
Cash Flows From Financing Activities
Cash distributions paid	$ (59,210,536)
Net cash used in financing activities	$ (59,210,536)
Net increase in cash*	$ 4,117,183
Cash at beginning of period (including foreign currency)	$ 238,219
Cash at end of period (including foreign currency)	$ 4,355,402
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 8,212,508
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $(2,166).

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$ 23.23	$ 20.52	$ 16.80	$ 16.01	$ 22.61	$ 16.16
Income (Loss) From Operations
Net investment income(1)	$ 0.39	$ 0.68	$ 0.49	$ 0.83	$ 0.51	$ 0.82
Net realized and unrealized gain (loss)	1.79	3.58	4.64	1.16	(5.55)	6.94
Total income (loss) from operations	$ 2.18	$ 4.26	$ 5.13	$ 1.99	$ (5.04)	$ 7.76
Less Distributions
From net investment income	$ (0.78)	$ (1.01)	$ (0.54)	$ (0.84)	$ (0.51)	$ (0.89)
From net realized gain	—	(0.54)	(0.87)	(0.36)	(1.05)	(0.42)
Total distributions	$ (0.78)	$ (1.55)	$ (1.41)	$ (1.20)	$ (1.56)	$ (1.31)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ —	$ 0.00(2)	$ —	$ —	$ —
Net asset value — End of period	$ 24.63	$ 23.23	$ 20.52	$ 16.80	$ 16.01	$ 22.61
Market value — End of period	$ 22.65	$ 22.00	$ 18.58	$ 14.47	$ 16.29	$ 22.20
Total Investment Return on Net Asset Value(3)	9.79% (4)	22.44%	31.90%	13.04%	(22.92)%	49.37%
Total Investment Return on Market Value(3)	6.56% (4)	28.06%	38.73%	(4.31)%	(20.12)%	65.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,879,988	$1,772,680	$1,565,842	$1,284,369	$1,224,070	$1,725,075
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.10% (6)	1.12%	1.14%	1.18%	1.14%	1.12%
Interest and fee expense	0.89% (6)	1.16%	1.43%	1.52%	0.44%	0.15%
Total expenses	1.99% (6)	2.28%	2.57%	2.70%	1.58%	1.27%
Net expenses	1.99% (6)(7)	2.28% (7)	2.57% (7)	2.70% (7)	1.58% (7)	1.27%
Net investment income	3.35% (6)	3.21%	2.43%	4.74%	2.63%	3.93%
Portfolio Turnover	45% (4)	88%	89%	101%	59%	111%
Senior Securities:
Total amount outstanding (in 000’s)	$ 370,000	$ 370,000	$ 370,000	$ 370,000	$ 370,000	$ 370,000
Asset coverage per $1,000(8)	$ 6,081	$ 5,791	$ 5,232	$ 4,471	$ 4,308	$ 5,662
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings payable/notes payable) from the Fund’s total assets, and dividing the result by the borrowings payable/notes payable balance in thousands.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,675,773,495
Gross unrealized appreciation	$ 607,005,646
Gross unrealized depreciation	(64,179,833)
Net unrealized appreciation	$ 542,825,813
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	0.850%
Over $1.5 billion up to and including $3 billion	0.830%
Over $3 billion up to and including $5 billion	0.810%
Over $5 billion	0.790%
Gross assets, as defined in the Fund's investment advisory agreement, means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended April 30, 2026, the Fund’s investment adviser fee amounted to $9,113,110 or 0.84% (annualized) of the Fund’s average daily gross assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $9,481 relating to the Fund's investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $968,654,120 and $1,037,381,941, respectively, for the six months ended April 30, 2026.
5  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2026 and the year ended October 31, 2025.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2026 and the year ended October 31, 2025.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$14,689,725	$(23,643,507)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(4,090,797)	$(8,953,782)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$95,929,000	$109,647,000
7  Liquidity Agreement
The Fund has entered into a Liquidity Agreement (the Agreement) with State Street Bank and Trust Company (SSBT) that allows the Fund to borrow or otherwise access up to $435 million through securities lending transactions, direct loans from SSBT or a combination of both. The Fund has granted to SSBT a security interest in all its cash, securities and other financial assets, unless otherwise pledged, to secure the payment and performance of its obligations under the Agreement. Pursuant to the terms of the Agreement, the Fund has made its securities available for securities lending transactions by SSBT acting as securities lending agent for the Fund. Securities lending transactions are required to be secured with cash collateral received from the securities borrowers equal at all times to at least 100%, 102% or 105% of the market value of the securities loaned, depending on the type of security. The market value of securities loaned is determined daily and any additional required collateral is delivered to SSBT on the next business day. The Fund is subject to the possible delay in the recovery of loaned securities. Pursuant to the Agreement, SSBT has provided indemnification to the Fund in the event of default by a securities borrower with respect to security loans. However, the Fund retains all risk of loss and gains associated with securities purchased using cash received under the Agreement. The Fund is entitled to receive from securities borrowers all substitute interest, dividends and other distributions paid with respect to the securities on loan. The Fund may instruct SSBT to recall a security on loan at any time. At April 30, 2026, the value of the securities loaned and the value of the cash collateral received by SSBT, which exceeded the value of the securities loaned, amounted to $327,051,890 and $333,900,273, respectively.
Interest on borrowings outstanding under the Agreement is charged at a rate equal to the Overnight Bank Financing Rate (OBFR) plus 0.62%, payable monthly. SSBT retains all net fees that may arise in connection with securities lending transactions. If the value of securities available to lend falls below a prescribed level, the interest rate may be increased. If the Fund utilizes less than 50% of the commitment amount, it will be charged a monthly non-usage fee of 0.25% per annum on the unused portion of the commitment. The Agreement may be terminated by the Fund upon 90 days’ prior written notice to SSBT. If certain asset coverage and collateral requirements or other covenants are not met, the Agreement could be deemed in default and result in termination. At April 30, 2026, the Fund had borrowings outstanding under the Agreement of $370 million at an annual interest rate of 4.26%, which are shown as Liquidity Agreement borrowings on the Statement of Assets and Liabilities. The carrying amount of the borrowings at April 30, 2026 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2026. For the six months ended April 30, 2026, the aggregate average borrowings under the Agreement and the average annual interest rate (excluding fees) were $370,000,000 and 4.31%, respectively.
8  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $35,844,056, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$11,275,232	$360,660,489	$(336,091,665)	$ —	$ —	$35,844,056	$243,025	35,844,056

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 148,738,912	$ —	$ —	$ 148,738,912
Consumer Discretionary	112,789,193	122,881,333	—	235,670,526
Consumer Staples	19,841,476	69,775,395	—	89,616,871
Energy	70,587,780	—	—	70,587,780
Financials	144,616,458	307,954,153	—	452,570,611
Health Care	67,660,111	75,718,250	—	143,378,361
Industrials	79,562,805	143,747,325	—	223,310,130
Information Technology	359,327,603	104,689,239	—	464,016,842
Materials	—	34,795,152	—	34,795,152
Real Estate	25,956,162	—	—	25,956,162
Utilities	30,535,414	45,134,134	—	75,669,548
Total Common Stocks	$ 1,059,615,914	$ 904,694,981**	$ —	$ 1,964,310,895
Corporate Bonds	$ —	$ 208,511,685	$ 0	$ 208,511,685
Preferred Stocks:
Communication Services	2,803,457	—	—	2,803,457
Financials	12,134,246	—	—	12,134,246
Utilities	3,948,751	—	—	3,948,751
Total Preferred Stocks	$ 18,886,454	$ —	$ —	$ 18,886,454
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	35,844,056	—	—	35,844,056
Total Investments	$ 1,114,346,424	$ 1,113,206,666	$ 0	$ 2,227,553,090
Futures Contracts	$ 14,689,725	$ —	$ —	$ 14,689,725
Total	$ 1,129,036,149	$ 1,113,206,666	$ 0	$ 2,242,242,815

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (23,643,507)	$ —	$ —	$ (23,643,507)
Total	$ (23,643,507)	$ —	$ —	$ (23,643,507)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2026
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Scott E. Wennerholm Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2026

FACTS	WHAT DOES MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (“MSIM”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ Investment experience and risk tolerance
■ Checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For non-affiliates to market to you	No	We don’t share
To limit our sharing	To limit sharing, call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com. Please include your name, address, and first three digits (and only the first three digits) of your account number in the email. If we serve you through an investment professional, please contact them directly. Specific Internet addresses, mailing addresses, and telephone numbers are listed on your statements and other correspondence.
Please Note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
*MSIM does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does MSIM enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent MSIM from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Questions?	Call toll-free: (844) 312-6327 or email: msimprivacy@morganstanley.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (See Affiliates definition below.)
What we Do
How does MSIM protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Atlanta Capital Management Company, LLC, Parametric Portfolio Associates LLC, Morgan Stanley Investment Management Co., Morgan Stanley Investment Management Ltd; registered broker-dealers such as Morgan Stanley Distribution, Inc. and Eaton Vance Distributors, Inc. (collectively, the “Investment Management Affiliates”); and registered and unregistered funds sponsored by Morgan Stanley Investment Management such as the registered funds within Morgan Stanley Institutional Fund, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2026

Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with non-affiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7737    4.30.26

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: June 24, 2026

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: June 24, 2026